Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.2%
Communication Services — 5.2%
Entertainment — 0.9%
Walt Disney Co.	177,857	$21,184,547
Interactive Media & Services — 2.9%
Alphabet Inc., Class A Shares	140,963	27,050,800
Meta Platforms Inc., Class A Shares	49,169	38,029,271
Total Interactive Media & Services		65,080,071
Media — 1.4%
Comcast Corp., Class A Shares	987,608	32,818,214

Total Communication Services		119,082,832
Consumer Discretionary — 6.0%
Broadline Retail — 2.0%
Amazon.com Inc.	199,600	46,728,356 *
Hotels, Restaurants & Leisure — 0.7%
Starbucks Corp.	177,583	15,833,300
Specialty Retail — 3.3%
Home Depot Inc.	107,031	39,334,963
O’Reilly Automotive Inc.	378,950	37,258,364 *
Total Specialty Retail		76,593,327

Total Consumer Discretionary		139,154,983
Consumer Staples — 1.9%
Beverages — 1.0%
PepsiCo Inc.	169,082	23,319,790
Household Products — 0.9%
Procter & Gamble Co.	133,600	20,102,792

Total Consumer Staples		43,422,582
Energy — 7.0%
Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	312,934	47,453,312
ConocoPhillips	488,818	46,603,908
Enterprise Products Partners LP	1,424,768	44,153,560
Exxon Mobil Corp.	198,000	22,104,720

Total Energy		160,315,500
Financials — 23.9%
Banks — 8.8%
Bank of America Corp.	1,182,274	55,886,092
JPMorgan Chase & Co.	394,455	116,853,349
PNC Financial Services Group Inc.	155,200	29,529,904
Total Banks		202,269,345
Capital Markets — 2.8%
Charles Schwab Corp.	659,768	64,479,127
Consumer Finance — 3.4%
American Express Co.	137,647	41,199,123
Capital One Financial Corp.	174,750	37,571,250
Total Consumer Finance		78,770,373
Financial Services — 4.0%
Berkshire Hathaway Inc., Class B Shares	110,836	52,301,292 *
See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Visa Inc., Class A Shares	114,468	$39,545,260
Total Financial Services		91,846,552
Insurance — 4.9%
Marsh & McLennan Cos. Inc.	184,112	36,675,110
Progressive Corp.	95,404	23,091,584
Travelers Cos. Inc.	202,560	52,714,215
Total Insurance		112,480,909

Total Financials		549,846,306
Health Care — 13.9%
Health Care Equipment & Supplies — 2.0%
Becton Dickinson & Co.	260,046	46,353,199
Health Care Providers & Services — 5.5%
CVS Health Corp.	679,800	42,215,580
McKesson Corp.	66,158	45,883,220
UnitedHealth Group Inc.	152,713	38,111,056
Total Health Care Providers & Services		126,209,856
Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific Inc.	98,752	46,184,335
Pharmaceuticals — 4.4%
AstraZeneca PLC, ADR	313,400	22,906,406
Haleon PLC, ADR	3,620,421	34,140,570
Johnson & Johnson	275,101	45,320,139
Total Pharmaceuticals		102,367,115

Total Health Care		321,114,505
Industrials — 14.1%
Aerospace & Defense — 4.5%
Boeing Co.	150,400	33,364,736 *
Northrop Grumman Corp.	46,363	26,733,370
RTX Corp.	283,432	44,660,380
Total Aerospace & Defense		104,758,486
Commercial Services & Supplies — 1.1%
Veralto Corp.	230,746	24,189,103
Ground Transportation — 1.9%
XPO Inc.	372,143	44,765,081 *
Machinery — 6.6%
Deere & Co.	110,386	57,883,107
Illinois Tool Works Inc.	92,865	23,770,654
Otis Worldwide Corp.	284,310	24,362,524
Parker-Hannifin Corp.	62,871	46,015,285
Total Machinery		152,031,570

Total Industrials		325,744,240
Information Technology — 10.6%
Communications Equipment — 1.9%
Motorola Solutions Inc.	100,792	44,245,672
Semiconductors & Semiconductor Equipment — 7.5%
Broadcom Inc.	195,332	57,369,009
Intel Corp.	1,960,169	38,811,346
See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2025 Quarterly Report

 ClearBridge Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — continued
Microchip Technology Inc.		771,043	$52,114,796
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		97,500	23,557,950
Total Semiconductors & Semiconductor Equipment			171,853,101
Software — 1.2%
Microsoft Corp.		52,158	27,826,294

Total Information Technology			243,925,067
Materials — 7.2%
Chemicals — 5.1%
Air Products & Chemicals Inc.		263,071	75,732,880
Sherwin-Williams Co.		124,206	41,097,281
Total Chemicals			116,830,161
Construction Materials — 2.1%
Martin Marietta Materials Inc.		84,067	48,328,437

Total Materials			165,158,598
Real Estate — 1.3%
Specialized REITs — 1.3%
American Tower Corp.		146,688	30,568,312

Utilities — 7.1%
Electric Utilities — 1.1%
Edison International		463,185	24,141,202
Multi-Utilities — 6.0%
Sempra		1,182,415	96,579,657
WEC Energy Group Inc.		382,447	41,717,319
Total Multi-Utilities			138,296,976

Total Utilities			162,438,178
Total Investments before Short-Term Investments (Cost — $1,409,320,670)			2,260,771,103
	Rate
Short-Term Investments — 1.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%	19,703,575	19,703,575 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%	19,703,575	19,703,575 (a)(b)

Total Short-Term Investments (Cost — $39,407,150)			39,407,150
Total Investments — 99.9% (Cost — $1,448,727,820)			2,300,178,253
Other Assets in Excess of Liabilities — 0.1%			3,269,610
Total Net Assets — 100.0%			$2,303,447,863

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $19,703,575 and the cost was $19,703,575 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Large Cap Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Large Cap Value Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,260,771,103	—	—	$2,260,771,103
Short-Term Investments†	39,407,150	—	—	39,407,150
Total Investments	$2,300,178,253	—	—	$2,300,178,253

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$16,364,204	$147,087,798	147,087,798	$143,748,427	143,748,427

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$564,942	—	$19,703,575

ClearBridge Large Cap Value Fund 2025 Quarterly Report